INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Income (loss) before income taxes and equity in earnings of affiliates
Canada	(31,896)	6,237	(19,357)
United States	(117,145)	66,432	22,275
PRC including Hong Kong and Taiwan	184,113	(35,943)	193,705
Japan	48,665	51,910	1,179
Singapore	(2,956)	(7,728)	69,424
Brazil	(39,412)	14,448	32,052
Thailand	74,166	(15,562)	17,155
Other	18,949	58,670	40,035
	134,484	138,464	356,468
Current tax expense (benefit)
Canada	36,226	(1,124)	(16,707)
United States	(71,421)	15,937	(1,684)
PRC including Hong Kong and Taiwan	30,276	47,356	47,528
Japan	18,941	24,047	3,054
Singapore	(489)	617	872
Brazil	—	6,151	5,023
Thailand	—	—	—
Other	8,722	10,097	19,183
	22,255	103,081	57,269
Deferred tax expense (benefit)
Canada	(10,792)	685	10,629
United States	23,173	(1,604)	1,996
PRC including Hong Kong and Taiwan	(17,998)	(65,017)	500
Japan	(10,571)	(353)	(173)
Singapore	—	—	231
Brazil	(11,670)	1,244	5,546
Thailand	—	—	—
Other	3,620	(2,192)	(2,645)
	(24,238)	(67,237)	16,084
Total income tax expense (benefit)
Canada	25,434	(439)	(6,078)
United States	(48,248)	14,333	312
PRC including Hong Kong and Taiwan	12,278	(17,661)	48,028
Japan	8,370	23,694	2,881
Singapore	(489)	617	1,103
Brazil	(11,670)	7,395	10,569
Thailand	—	—	—
Other	12,342	7,905	16,538
	(1,983)	35,844	73,353

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2020	2021	2022
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	4%	4%	(3)%
Effect of different tax rate on earnings in other jurisdictions	(6)%	9%	1%
Effect of tax holiday	(1)%	(3)%	(1)%
Effect of true-up	(13)%	4%	(2)%
Unrecognized tax provision	—%	(5)%	—%
Change in valuation allowance	(14)%	(3)%	(1)%
Effect of change in tax rate	2%	(7)%	—%
	(1)%	26%	21%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2020	2021	2022

	(In Thousands of U.S. Dollars, except per share data)
The aggregate amount	1,287	4,466	2,520
Per share — basic	0.02	0.07	0.04
Per share — diluted	0.02	0.07	0.04

Schedule of components of the deferred tax assets and liabilities

	At December 31,	At December 31,
	2021	2022
	$	$
Deferred tax assets:
Accrued warranty costs	14,942	17,318
Allowance for credit losses	12,175	11,772
Inventory write-down	1,404	1,235
Future deductible expenses	24,910	32,351
Depreciation and impairment difference of property, plant and equipment and solar power systems	24,561	36,332
Accrued liabilities related to antidumping and countervailing duty deposits	39	40
Government subsidies	39,470	28,723
Net operating losses carry-forward	110,012	79,474
Unrealized foreign exchange loss and capital loss	491	2,677
Interest limitation	10,800	14,031
Others	47,690	48,761
Total deferred tax assets, gross	286,494	272,714
Valuation allowance	(45,682)	(43,488)
Total deferred tax assets, net of valuation allowance	240,812	229,226

Deferred tax liabilities:
Derivative assets	2,153	2,899
Depreciation difference of property, plant and equipment	27,776	34,914
Insurance recoverable	32	55
Unrealized foreign exchange gain	3,452	3,906
Others	19,046	24,856
Total deferred tax liabilities	52,459	66,630
Net deferred tax assets	188,353	162,596
Analysis as:
Deferred tax assets	236,503	229,226
Deferred tax liabilities	(48,150)	(66,630)
Net deferred tax assets	188,353	162,596

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Beginning balance	70,627	50,118	45,682
Reversals	(21,585)	(4,671)	(1,531)
Foreign exchange effect	1,076	235	(663)
Ending balance	50,118	45,682	43,488

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Beginning balance	10,557	9,628	5,863
Reductions for tax positions from prior years/Statute of limitations expirations	(1,011)	(3,763)	(678)
Foreign exchange effect	82	(2)	(415)
Ending balance	9,628	5,863	4,770